SUBSEQUENT EVENTS (Details Textual)	Aug. 31, 2018	Jun. 30, 2018
Ningbo Hollysys Intelligent Technology Company Limited [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		40.00%
Subsequent Event [Member] | Beijing Hollysys Intelligent Technology Company Limited [Member]
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Subsequent Event [Member] | Ningbo Hollysys Intelligent Technology Company Limited [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	40.00%